ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

June 26, 2009

Keith A. O’Connell

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:

ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Mr. O’Connell:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective June 23, 2009, do not differ from those filed in the Post-Effective Amendment No. 4 on June 23, 2009, which was filed electronically.

Sincerely,

/s/ Tané T. Tyler

Tané T. Tyler, Esq.

Secretary

cc:

Stuart Strauss, Esq.

Clifford Chance LLP